Equity Plans (Tables)	12 Months Ended
Sep. 01, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule option activity
Option activity for 2016 is summarized as follows:

	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding as of September 3, 2015	44	$15.33
Granted	8	15.56
Exercised	(7)	6.96
Canceled or expired	(3)	20.59
Outstanding as of September 1, 2016	42	16.37	3.8	$193

Exercisable as of September 1, 2016	22	$12.67	2.4	$153
Expected to vest after September 1, 2016	19	20.53	5.4	39

Stock options granted and assumptions used in Black-Scholes option valuation model

Stock options granted and assumptions used in the Black-Scholes option valuation model were as follows:

For the year ended	2016	2015	2014
Stock options granted	8	8	12
Weighted-average grant-date fair value per share	$6.94	$14.79	$9.64
Average expected life in years	5.5	5.6	4.9
Weighted-average expected volatility	47%	45%	48%
Weighted-average risk-free interest rate	1.7%	1.7%	1.6%

Schedule restricted stock awards activity
Restricted Stock Awards activity for 2016 is summarized as follows:

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Outstanding as of September 3, 2015	14	$23.88
Granted	10	15.40
Restrictions lapsed	(5)	19.89
Canceled	(1)	22.18
Outstanding as of September 1, 2016	18	20.24

Expected to vest after September 1, 2016	15	$20.57

For the year ended	2016	2015	2014
Restricted stock award shares granted	10	7	7
Weighted-average grant-date fair value per share	$15.40	$32.60	$21.88
Aggregate vesting-date fair value of shares vested	$71	$155	$115

Stock-based compensation expense by caption

For the year ended	2016	2015	2014
Stock-based compensation expense by caption
Cost of goods sold	$76	$65	$39
Selling, general, and administrative	66	60	50
Research and development	49	42	25
Other	—	1	1
	$191	$168	$115

Stock-based compensation expense by type of award
Stock options	$79	$81	$61
Restricted stock awards	112	87	54
	$191	$168	$115